Business combinations - Additional Information (Details) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 20, 2021 COP ($) country subsidiary item shares	Aug. 31, 2022 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Feb. 08, 2022
Business combinations
Percentage of interest acquired						51.40%
Number of subsidiaries | subsidiary	50
Number of joint ventures | item	11
Number of associate | item	1
Number of countries in which the company operates | country	6
Percentage of interest held			49.00%
Goodwill.			$ 5,350,114	$ 4,686,324
Profit (loss) from operating activities			60,229,753	29,697,707	$ 7,181,765
Profit (loss)			35,199,480	17,630,554	2,737,853
Property, plant and equipment.			$ 100,997,498	$ 90,076,526	$ 66,508,338
Interconexion Electrica S.A. E.S.P.
Business combinations
Number of shares acquired | shares	569,472,561
Percentage of interest acquired	51.40%
Ministry of Finance and Public Credit
Business combinations
Percentage of interest acquired	100.00%
ISA
Business combinations
Profit before tax from continuing operations if acquisition has happened beginning of year	$ 4,113,198
Increase in profit (loss) of combined entity	$ 7,039,487	$ 2,096,511
Increase in revenue of combined entity		7,039,487
Revenue included in the consolidated profit or loss statement		4,113,198
Profits included in the consolidated profit or loss statement		1,108,202
Properties, plant, and equipment		17,486,901
Decrease in property, plant and equipment		153,557
Intangibles		13,903,491
Decrease in intangibles		422,988
Decrease in deferred tax liability		96,767
Decrease in non-controlling interest		238,839
Increase in goodwill		240,939
Goodwill		3,279,916
Revenue since acquisition		4,113,198
Net profit from continuing operations of acquiree		1,108,202
Net profit from continuing operations of acquiree's non-controlling interest		846,454
Profit before tax of non-controlling interests from continuing operations if acquisition has happened beginning of year		$ 1,501,984